Fees Summary	Jan. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 503,000
Previously Paid Amount	0.00
Total Fee Amount	77.01
Total Offset Amount	0.00
Net Fee	77.01
Narrative - Max Aggregate Offering Price	$ 503,000
Final Prospectus	true